Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans net of deferred income
Loans	$ 1,432,275	$ 1,504,733
Commercial and Industrial [Member]
Loans net of deferred income
Loans	267,080	256,058
Construction [Member]
Loans net of deferred income
Loans	206,391	284,984
Real estate - Commercial Mortgage [Member]
Loans net of deferred income
Loans	530,042	522,052
Real estate - Residential Mortgage [Member]
Loans net of deferred income
Loans	372,591	414,957
Installment [Member]
Loans net of deferred income
Loans	56,302	26,525
Deferred loan fees and related costs [Member]
Loans net of deferred income
Loans	$ (131)	$ 157